Inspire Global Hope ESG ETF

(formerly, “Inspire Global Hope ETF”)

BLES

Inspire Small/Mid Cap ESG ETF

(formerly, “Inspire Small/Mid Cap Impact ETF”)

ISMD

Inspire Corporate Bond ESG ETF

(formerly, “Inspire Corporate Bond Impact ETF”)

IBD

Inspire 100 ESG ETF

(formerly, “Inspire 100 ETF”)

BIBL

Inspire International ESG ETF

WWJD

Each a series of Northern Lights Fund Trust IV (the “Funds”)

Supplement dated May 5, 2022

to the Prospectus, Summary Prospectuses and Statement of Additional Information (the “SAI”) dated March 30, 2022

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Effective immediately, Isaac Beckel no longer serves as Portfolio Manager of the Funds. Therefore all references to Isaac Beckel are removed from the Funds’ Prospectus, Summary Prospectuses’ and SAI.

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You should read this Supplement in conjunction with the Funds’ Prospectus, SAI and Summary Prospectuses dated March 30, 2022, which provide information that you should know about each Fund before investing. The Funds’ Prospectus, SAI and Summary Prospectuses have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.